Cash and cash equivalents - Summary Of Change In Classification Of Cash Flows Of Certain Rentals Paid On Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of change in classification of cash flows of certain rentals paid on leases [Abstract]
Lease rentals paid	¥ (27,014)	¥ (27,407)	¥ (27,198)
Acquisition of land use rights	(12)	(343)	(45)
Total	¥ (27,026)	¥ (27,750)	¥ (27,243)